BUSINESS COMBINATIONS, Summary (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2022
Business Combination [Abstract]
Cash paid in connection with acquisitions		$ 583,457	$ 202	$ 3,966
Connexity [Member]
Business Combination [Abstract]
Purchase price	$ 752,014	$ 752,014
Cash paid in connection with acquisitions	593,894
Fair value of ordinary shares issued	$ 157,689
Number of ordinary shares issued (in shares)	17,328,049
Number of ordinary shares committed to be issued (in shares)	3,681,030
Service period for issuance of ordinary shares		3 years
Transaction costs		$ 6,432
Connexity [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Additional amount paid					$ 431
Connexity [Member] | Maximum [Member]
Business Combination [Abstract]
Measurement period of fair value of assets and liabilities acquired		1 year
Connexity [Member] | RSUs [Member]
Business Combination [Abstract]
RSU's issued (in shares)	$ 40,000
Connexity [Member] | RSUs [Member] | Minimum [Member]
Business Combination [Abstract]
Vesting period		4 years
Connexity [Member] | RSUs [Member] | Maximum [Member]
Business Combination [Abstract]
Vesting period		5 years